PROSPECTUS SUPPLEMENT

                                 August 8, 2003*

American Express Variable Universal Life(SM) (May 1, 2003) S-6194 AD (5/03)

American Express Variable Universal Life III(SM) (May 1, 2003) S-6189 G (5/03)

American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV - Estate Series (May 1, 2003) S-6418 C (5/03)

American Express(R) Single Premium Variable Life (May 1, 2003) S-6199 C (5/03)

American Express Succession Select(SM) Variable Life Insurance (May 1, 2003) S-6202 D (5/03)

American Express Signature Variable Universal Life Insurance(R) (May 1, 2003) S-6482 F (5/03)

The charge for express mail and wire transfers under the Transaction Fees section has been revised as follows:

--------------------------- --------------------------- -----------------------
          CHARGE             WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
--------------------------- --------------------------- -----------------------
Fees for express mail and   When we pay policy          o $25 -- United States
wire transfers of loan      proceeds by express mail
payments and surrenders     or wire transfer.           o $35 -- International
--------------------------- --------------------------- -----------------------

S-6202-3 A (8/03)
* Valid until next prospectus update.
Destroy May 1, 2004.